BUSINESS COMBINATIONS (Details) - Schedule of finite-lived intangible assets acquired as part of business combination - Herbal Brands, Inc. [Member] $ in Thousands	12 Months Ended
Apr. 30, 2019 USD ($)
Finite-lived intangible assets:
Finite-lived intangible assets acquired	$ 7,091
Customer Contracts [Member]
Finite-lived intangible assets:
Finite-lived intangible assets acquired	$ 925
Weighted- Average Remaining Useful Life	8 years 8 months 12 days
Customer Relationships [Member]
Finite-lived intangible assets:
Finite-lived intangible assets acquired	$ 1,000
Weighted- Average Remaining Useful Life	5 years 7 months 6 days
Customer Lists [Member]
Finite-lived intangible assets:
Finite-lived intangible assets acquired	$ 650
Weighted- Average Remaining Useful Life	5 years
Brand [Member]
Finite-lived intangible assets:
Finite-lived intangible assets acquired	$ 4,500
Weighted- Average Remaining Useful Life	10 years
Product Formulations [Member]
Finite-lived intangible assets:
Finite-lived intangible assets acquired	$ 16
Weighted- Average Remaining Useful Life	5 years